Net sales	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
6 NET SALES

	06/30/2026	06/30/2025
Gross sales	28,438,831	30,029,696
Sales deductions
Returns and cancellations	(106,250)	(52,504)
Discounts and rebates	(4,692,300)	(4,027,995)
	23,640,281	25,949,197
Taxes on sales	(1,081,732)	(1,100,381)
Net sales	22,558,549	24,848,816